Eaton Vance

Short Duration Strategic Income Fund

July 31, 2019 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At July 31, 2019, the Fund owned less than 0.05% of Boston Income Portfolio’s outstanding interests, 6.1% of Emerging Markets Local Income Portfolio’s outstanding interests, 7.1% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Global Macro Portfolio’s outstanding interests, 93.0% of Global Opportunities Portfolio’s outstanding interests, less than 0.05% of High Income Opportunities Portfolio’s outstanding interests, 0.7% of Senior Debt Portfolio’s outstanding interests and 0.7% of Short Duration High Income Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2019 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $1,965)		$23,031	0.0	%(1)

Emerging Markets Local Income Portfolio (identified cost, $67,786,967)		69,934,553	4.0

Global Macro Absolute Return Advantage Portfolio (identified cost, $257,981,513)		264,449,902	15.0

Global Macro Portfolio (identified cost, $407)		10,522	0.0	(1)

Global Opportunities Portfolio (identified cost, $1,356,247,392)		1,308,779,138	74.2

High Income Opportunities Portfolio (identified cost, $0)		10,578	0.0	(1)

Senior Debt Portfolio (identified cost, $66,359,993)		60,531,524	3.5

Short Duration High Income Portfolio (identified cost, $686,454)		384,759	0.0	(1)

Total Investments in Affiliated Portfolios (identified cost $1,749,064,691)		$1,704,124,007	96.7%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	6,873,544	$62,068,104	3.5%

Total Investments in Affiliated Investment Funds (identified cost $66,026,712)		$62,068,104	3.5%

Total Investments (identified cost $1,815,091,403)		$1,766,192,111	100.2%

Other Assets, Less Liabilities		$(3,027,358)	(0.2)%

Net Assets		$1,763,164,753	100.0%

(1)	Amount is less than 0.05%.

1

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended July 31, 2019 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Calvert Absolute Return Bond Fund, Class I	688,670	2,068	(690,738)	—	$—	$30,439	$(311,895)	$222,223
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	6,493,757	379,787	—	6,873,544	62,068,104	3,306,589	—	3,434,708

					$62,068,104	$3,337,028	$(311,895)	$3,656,931

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$1,704,124,007	$—	$—	$1,704,124,007
Investments in Affiliated Investment Funds	62,068,104	—	—	62,068,104
Total Investments	$1,766,192,111	$—	$—	$1,766,192,111

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Part F to Form N-PORT (containing a Portfolio of Investments) at July 31, 2019 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

2

Global Opportunities Portfolio

July 31, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 19.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$130,031	$147,870
Series 4273, Class SP, 5.594%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	716,486
Series 4407, Class LN, 3.723%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	161,337	164,520
Series 4637, Class CU, 3.00%, 8/15/44	11,813,959	11,946,305
Series 4677, Class SB, 6.391%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	2,840,963	3,186,694
Series 4703, Class TZ, 4.00%, 7/15/47	250,774	250,827
Series 4774, Class QD, 4.50%, 1/15/43	16,711,690	17,436,992
Interest Only:(2)
Series 267, Class S5, 3.675%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)	12,409,195	2,062,189
Series 2631, Class DS, 4.775%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	2,264,328	335,484
Series 2953, Class LS, 4.375%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	1,617,880	111,654
Series 2956, Class SL, 4.675%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,155,196	217,244
Series 3114, Class TS, 4.325%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	3,919,683	509,070
Series 3153, Class JI, 4.226%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	2,767,897	516,310
Series 3745, Class SA, 4.425%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	877,972	27,583
Series 3969, Class SB, 4.325%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	586,010	11,194
Series 3973, Class SG, 4.325%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	1,664,394	82,977
Series 4007, Class JI, 4.00%, 2/15/42	2,558,354	432,036
Series 4050, Class IB, 3.50%, 5/15/41	11,593,005	1,214,870
Series 4067, Class JI, 3.50%, 6/15/27	8,445,976	767,669
Series 4070, Class S, 3.775%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	15,488,827	2,560,003
Series 4095, Class HS, 3.775%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	4,512,885	584,112
Series 4109, Class ES, 3.825%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	89,453	17,866
Series 4109, Class KS, 3.775%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	539,896	8,029
Series 4109, Class SA, 3.875%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	5,980,043	1,040,946
Series 4149, Class S, 3.925%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	4,407,385	726,473
Series 4163, Class GS, 3.875%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	3,456,483	637,442
Series 4169, Class AS, 3.925%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	5,230,301	843,192
Series 4180, Class GI, 3.50%, 8/15/26	3,506,463	215,175
Series 4188, Class AI, 3.50%, 4/15/28	6,810,616	536,664
Series 4189, Class SQ, 3.825%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	6,276,348	781,135
Series 4203, Class QS, 3.925%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	4,159,980	571,410
Series 4212, Class SA, 3.875%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	7,361,727	271,600
Series 4323, Class CI, 4.00%, 3/15/40	6,395,517	356,198
Series 4332, Class IK, 4.00%, 4/15/44	2,746,914	496,141
Series 4332, Class KI, 4.00%, 9/15/43	2,519,214	301,024
Series 4343, Class PI, 4.00%, 5/15/44	5,774,376	1,029,935
Series 4370, Class IO, 3.50%, 9/15/41	3,683,553	410,188
Series 4381, Class SK, 3.825%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	6,310,058	1,143,520
Series 4388, Class MS, 3.706%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	7,113,413	1,433,447
Series 4408, Class IP, 3.50%, 4/15/44	8,827,551	1,292,537
Series 4452, Class SP, 3.875%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	11,865,021	1,440,041

Security	Principal Amount	Value
Series 4497, Class CS, 3.806%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	$19,022,066	$3,643,083
Series 4507, Class MI, 3.50%, 8/15/44	10,328,361	1,305,522
Series 4507, Class SJ, 3.855%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	10,732,382	2,036,749
Series 4520, Class PI, 4.00%, 8/15/45	43,714,544	4,661,448
Series 4526, Class PI, 3.50%, 1/15/42	6,545,067	635,638
Series 4528, Class BS, 3.825%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	10,590,571	2,156,879
Series 4629, Class QI, 3.50%, 11/15/46	11,211,591	1,723,659
Series 4637, Class IP, 3.50%, 4/15/44	5,204,363	599,610
Series 4644, Class TI, 3.50%, 1/15/45	9,977,909	1,321,045
Series 4653, Class PI, 3.50%, 7/15/44	5,388,125	473,356
Series 4667, Class PI, 3.50%, 5/15/42	22,346,735	2,195,654
Series 4672, Class LI, 3.50%, 1/15/43	10,942,648	1,007,410
Series 4744, Class IO, 4.00%, 11/15/47	8,738,199	1,493,233
Series 4749, Class IL, 4.00%, 12/15/47	7,158,836	1,237,413
Series 4767, Class IM, 4.00%, 5/15/45	13,760,022	1,381,494
Series 4768, Class IO, 4.00%, 3/15/48	9,078,322	1,589,739
Principal Only:(3)
Series 4417, Class KO, 0.00%, 12/15/43	1,576,803	1,154,568
Series 4478, Class PO, 0.00%, 5/15/45	3,076,106	2,695,475

		$88,147,027

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.716%, (1 mo. USD LIBOR + 3.45%), 10/25/29(4)	$20,310,000	$21,718,226
Series 2017-DNA3, Class M2, 4.766%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	15,000,000	15,381,859
Series 2018-DNA1, Class M2, 4.066%, (1 mo. USD LIBOR + 1.80%), 7/25/30(4)	7,694,168	7,677,371
Series 2018-DNA2, Class M2, 4.416%, (1 mo. USD LIBOR + 2.15%), 12/25/30(4)(5)	12,000,000	12,061,723
Series 2018-DNA3, Class M2, 4.366%, (1 mo. USD LIBOR + 2.10%), 9/25/48(4)(5)	5,000,000	5,014,491

		$61,853,670

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$226,784	$244,826
Series 1994-42, Class K, 6.50%, 4/25/24	143,032	152,576
Series 2009-62, Class WA, 5.571%, 8/25/39(6)	1,758,421	1,890,965
Series 2013-6, Class TA, 1.50%, 1/25/43	2,161,429	2,091,195
Series 2017-66, Class ZJ, 3.00%, 9/25/57	4,421,162	4,369,065
Series 2017-76, Class Z, 3.00%, 10/25/57	5,785,787	5,696,588
Interest Only:(2)
Series 2004-46, Class SI, 3.734%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	3,473,824	480,403
Series 2005-17, Class SA, 4.434%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	2,192,905	455,446
Series 2005-71, Class SA, 4.484%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	1,558,592	119,259
Series 2005-105, Class S, 4.434%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	1,915,459	374,205
Series 2006-44, Class IS, 4.334%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,629,590	315,799
Series 2006-65, Class PS, 4.82%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,633,670	352,305
Series 2006-96, Class SN, 4.796%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	2,119,144	375,923
Series 2006-104, Class SD, 4.374%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,613,177	292,126
Series 2006-104, Class SE, 4.364%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	1,075,452	202,053
Series 2007-50, Class LS, 4.184%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,375,917	467,978
Series 2008-26, Class SA, 3.934%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	3,032,031	544,755
Series 2008-61, Class S, 3.70%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	5,170,805	888,042
Series 2010-99, Class NS, 4.334%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)	999,428	17,192
Series 2010-124, Class SJ, 3.784%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	1,790,974	85,805
Series 2010-135, Class SD, 3.734%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	4,155,495	209,310

Security	Principal Amount	Value
Series 2011-101, Class IC, 3.50%, 10/25/26	$4,056,838	$307,889
Series 2011-101, Class IE, 3.50%, 10/25/26	3,037,548	231,366
Series 2011-104, Class IM, 3.50%, 10/25/26	5,102,522	393,826
Series 2012-24, Class S, 3.234%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	2,067,348	101,610
Series 2012-30, Class SK, 4.284%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)	6,670,237	693,194
Series 2012-52, Class DI, 3.50%, 5/25/27	8,085,347	723,959
Series 2012-56, Class SU, 4.484%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	714,391	23,682
Series 2012-63, Class EI, 3.50%, 8/25/40	9,734,394	659,375
Series 2012-73, Class MS, 3.784%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	6,410,367	294,699
Series 2012-76, Class GS, 3.784%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	4,665,357	275,643
Series 2012-86, Class CS, 3.70%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	2,916,968	149,472
Series 2012-94, Class KS, 4.25%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	12,568,706	1,326,932
Series 2012-94, Class SL, 4.30%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	9,426,530	1,005,685
Series 2012-97, Class PS, 3.884%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	10,851,423	1,510,644
Series 2012-103, Class GS, 3.834%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	7,221,885	374,179
Series 2012-112, Class SB, 3.884%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	8,369,020	1,050,301
Series 2012-124, Class IO, 1.578%, 11/25/42(6)	8,567,576	337,146
Series 2012-139, Class LS, 3.748%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	7,253,973	1,509,485
Series 2012-147, Class SA, 3.834%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	9,632,101	1,872,570
Series 2012-150, Class PS, 3.884%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	8,381,560	1,211,171
Series 2012-150, Class SK, 3.884%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	12,825,053	1,801,333
Series 2013-11, Class IO, 4.00%, 1/25/43	21,483,953	3,383,078
Series 2013-12, Class SP, 3.245%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	3,888,092	392,532
Series 2013-15, Class DS, 3.934%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	9,112,237	1,462,469
Series 2013-23, Class CS, 3.984%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	4,942,886	803,639
Series 2013-54, Class HS, 4.034%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	6,873,018	487,599
Series 2013-64, Class PS, 3.984%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	5,902,074	735,956
Series 2013-66, Class JI, 3.00%, 7/25/43	9,921,469	1,506,967
Series 2013-75, Class SC, 3.984%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	13,621,233	1,184,225
Series 2014-29, Class IG, 3.50%, 6/25/43	3,289,347	307,983
Series 2014-32, Class EI, 4.00%, 6/25/44	3,141,238	563,852
Series 2014-41, Class SA, 3.784%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	6,754,418	1,689,414
Series 2014-43, Class PS, 3.834%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	6,914,531	1,276,793
Series 2014-55, Class IN, 3.50%, 7/25/44	9,064,986	1,315,971
Series 2014-64, Class BI, 3.50%, 3/25/44	3,485,929	384,736
Series 2014-67, Class IH, 4.00%, 10/25/44	6,504,167	1,065,989
Series 2014-80, Class CI, 3.50%, 12/25/44	5,659,453	822,805
Series 2014-89, Class IO, 3.50%, 1/25/45	9,132,736	1,416,958
Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	1,623,440
Series 2015-14, Class KI, 3.00%, 3/25/45	11,656,748	1,613,195
Series 2015-17, Class SA, 3.80%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	10,247,007	1,404,305
Series 2015-22, Class GI, 3.50%, 4/25/45	5,481,572	798,629
Series 2015-31, Class SG, 3.834%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	13,675,748	2,923,448
Series 2015-36, Class IL, 3.00%, 6/25/45	6,652,687	961,076
Series 2015-47, Class SG, 3.884%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)	7,028,581	1,444,478
Series 2015-52, Class MI, 3.50%, 7/25/45	14,881,211	2,268,161
Series 2015-93, Class BS, 3.884%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	10,468,970	2,012,433
Series 2015-95, Class SB, 3.60%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)	14,262,144	2,501,890
Series 2016-1, Class SJ, 3.884%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)	19,721,873	3,487,928
Series 2017-46, Class NI, 3.00%, 8/25/42	12,302,285	1,385,793
Series 2018-21, Class IO, 3.00%, 4/25/48	23,163,479	3,658,083

		$80,363,802

Security	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 5.266%, (1 mo. USD LIBOR + 3.00%), 10/25/29(4)	$1,610,000	$1,682,798
Series 2017-C06, Class 1M2, 4.916%, (1 mo. USD LIBOR + 2.65%), 2/25/30(4)	212,953	219,442
Series 2017-C07, Class 1M2, 4.666%, (1 mo. USD LIBOR + 2.40%), 5/28/30(4)	4,178,340	4,238,485
Series 2017-C07, Class 1M2C, 4.666%, (1 mo. USD LIBOR + 2.40%), 5/28/30(4)	6,355,664	6,381,955
Series 2018-C01, Class 1M2, 4.516%, (1 mo. USD LIBOR + 2.25%), 7/25/30(4)	13,000,000	13,168,420
Series 2018-C03, Class 1M2, 4.416%, (1 mo. USD LIBOR + 2.15%), 10/25/30(4)	5,500,000	5,544,054

		$31,235,154

Government National Mortgage Association:
Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$1,614,153	$1,626,993
Series 2017-115, Class ZA, 3.00%, 7/20/47	2,028,012	1,989,681
Interest Only:(2)
Series 2011-48, Class SD, 4.399%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)	1,809,609	35,264
Series 2014-68, Class KI, 0.848%, 10/20/42(6)	9,722,141	343,599
Series 2015-116, Class AS, 3.429%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)	7,586,819	1,043,265
Series 2017-104, Class SD, 3.929%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	14,799,955	2,748,724
Series 2017-121, Class DS, 2.229%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	12,903,150	1,091,920
Series 2017-137, Class AS, 2.117%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	18,887,988	1,659,302

		$10,538,748

Total Collateralized Mortgage Obligations (identified cost $323,316,790)		$272,138,401

Mortgage Pass-Throughs — 0.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.872%, (COF + 1.25%), with maturity at 2035(7)	$443,561	$440,479
4.45%, (COF + 1.25%), with maturity at 2030(7)	144,989	151,531
7.00%, with various maturities to 2036	1,572,321	1,763,328
8.00%, with maturity at 2026	116,959	117,915

		$2,473,253

Federal National Mortgage Association:
3.543%, (COF + 1.25%), with maturity at 2035(7)	$314,230	$320,068
4.063%, (COF + 1.78%), with maturity at 2035(7)	989,626	1,022,788
6.00%, with maturity at 2032	359,683	402,669
6.50%, with maturity at 2036	815,470	909,385
7.00%, with various maturities to 2037	706,701	789,574
8.50%, with maturity at 2032	206,124	240,017
9.50%, with maturity at 2028	162,270	177,945

		$3,862,446

Total Mortgage Pass-Throughs (identified cost $6,168,538)		$6,335,699

Commercial Mortgage-Backed Securities — 1.7%

Security	Principal Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.433%, 12/10/54(5)(6)	$800,000	$777,239
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.557%, 9/15/47(5)(6)	3,430,000	3,132,449
Series 2014-C25, Class D, 3.944%, 11/15/47(5)(6)	8,045,000	7,173,313
Series 2015-C29, Class D, 3.655%, 5/15/48(6)	2,500,000	2,130,170
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.354%, 8/15/46(5)(6)	5,000,000	2,824,812
Series 2016-C32, Class D, 3.396%, 12/15/49(5)(6)	1,699,000	1,469,661
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(5)	8,000,000	6,508,580

Total Commercial Mortgage-Backed Securities (identified cost $27,092,799)		$24,016,224

Asset-Backed Securities — 14.3%

Security	Principal Amount	Value
Alinea CLO, Ltd.
Series 2018-1A, Class E, 8.278%, (3 mo. USD LIBOR + 6.00%), 7/20/31(4)(5)	$2,000,000	$1,867,448
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 9.213%, (3 mo. USD LIBOR + 6.91%), 1/15/32(4)(5)	3,000,000	2,944,876
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.725%, (3 mo. USD LIBOR + 6.18%), 11/10/30(4)(5)	2,000,000	1,826,012
Ares XL CLO, Ltd.
Series 2016-40A, Class DR, 8.947%, (3 mo. USD LIBOR + 6.35%), 1/15/29(4)(5)	1,000,000	977,919
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 8.368%, (3 mo. USD LIBOR + 5.85%), 5/15/30(4)(5)	4,000,000	3,714,798
Ares XXXIV CLO, Ltd.
Series 2015-2A, Class F, 9.082%, (3 mo. USD LIBOR + 6.50%), 7/29/26(4)(5)	2,000,000	1,869,454
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.003%, (3 mo. USD LIBOR + 5.70%), 7/15/30(4)(5)	3,000,000	2,768,769
Babson CLO, Ltd.
Series 2016-1A, Class ER, 8.259%, (3 mo. USD LIBOR + 6.00%), 7/23/30(4)(5)	2,000,000	1,870,150
Series 2018-1A, Class D, 7.803%, (3 mo. USD LIBOR + 5.50%), 4/15/31(4)(5)	5,000,000	4,601,651
Bain Capital Credit CLO, Ltd.
Series 2017-2A, Class E, 8.626%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(5)	2,250,000	2,185,270
Series 2018-1A, Class E, 7.609%, (3 mo. USD LIBOR + 5.35%), 4/23/31(4)(5)	3,500,000	3,244,955
Barings CLO, Ltd.
Series 2017-1A, Class E, 8.30%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(5)	2,900,000	2,781,617
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class D, 8.228%, (3 mo. USD LIBOR + 5.95%), 4/20/31(4)(5)	3,000,000	2,827,171
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 7.878%, (3 mo. USD LIBOR + 5.60%), 1/20/31(4)(5)	5,000,000	4,566,579
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class E, 7.628%, (3 mo. USD LIBOR + 5.35%), 4/20/31(4)(5)	3,000,000	2,740,249
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class E, 9.003%, (3 mo. USD LIBOR + 6.70%), 1/17/32(4)(5)	2,000,000	1,953,979

Security	Principal Amount	Value
Betony CLO 2, Ltd.
Series 2018-1A, Class D, 7.916%, (3 mo. USD LIBOR + 5.65%), 4/30/31(4)(5)	$3,000,000	$2,756,370
BlueMountain CLO, Ltd.
Series 2015-3A, Class DR, 7.678%, (3 mo. USD LIBOR + 5.40%), 4/20/31(4)(5)	2,000,000	1,837,242
Series 2016-3A, Class ER, 8.468%, (3 mo. USD LIBOR + 5.95%), 11/15/30(4)(5)	1,000,000	936,472
Series 2018-1A, Class E, 8.216%, (3 mo. USD LIBOR + 5.95%), 7/30/30(4)(5)	750,000	705,727
Canyon Capital CLO, Ltd.
Series 2016-1A, Class ER, 8.053%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	4,000,000	3,602,883
Series 2016-2A, Class ER, 8.597%, (3 mo. USD LIBOR + 6.00%), 10/15/31(4)(5)	1,000,000	900,730
Series 2017-1A, Class E, 8.553%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(5)	1,000,000	934,642
Series 2018-1A, Class E, 8.053%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	2,000,000	1,857,639
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 8.803%, (3 mo. USD LIBOR + 6.50%), 1/14/32(4)(5)	1,000,000	959,333
Series 2014-3RA, Class D, 7.982%, (3 mo. USD LIBOR + 5.40%), 7/27/31(4)(5)	2,000,000	1,799,366
Series 2014-4RA, Class D, 7.953%, (3 mo. USD LIBOR + 5.65%), 7/15/30(4)(5)	3,000,000	2,776,229
Series 2015-5A, Class DR, 8.978%, (3 mo. USD LIBOR + 6.70%), 1/20/32(4)(5)	3,500,000	3,425,790
Series C17A, Class DR, 8.266%, (3 mo. USD LIBOR + 6.00%), 4/30/31(4)(5)	3,000,000	2,832,912
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 8.878%, (3 mo. USD LIBOR + 6.60%), 10/20/28(4)(5)	2,000,000	1,969,642
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.268%, (3 mo. USD LIBOR + 5.75%), 8/15/31(4)(5)	2,000,000	1,886,468
Series 2016-42A, Class ER, 7.853%, (3 mo. USD LIBOR + 5.55%), 7/15/30(4)(5)	2,000,000	1,850,231
Series 2018-55A, Class E, 7.703%, (3 mo. USD LIBOR + 5.40%), 4/15/31(4)(5)	1,000,000	924,811
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class DR, 4.928%, (3 mo. USD LIBOR + 2.65%), 4/20/31(4)(5)	5,000,000	4,714,237
Series 2015-21A, Class ER, 7.528%, (3 mo. USD LIBOR + 5.25%), 4/20/31(4)(5)	4,000,000	3,602,750
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 8.226%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,856,794
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.278%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(5)	3,000,000	2,726,327
Series 2018-37A, Class E, 8.028%, (3 mo. USD LIBOR + 5.75%), 7/20/30(4)(5)	3,000,000	2,730,899
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 8.80%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(5)	2,900,000	2,811,274
ICG US CLO, Ltd.
Series 2018-2A, Class E, 8.028%, (3 mo. USD LIBOR + 5.75%), 7/22/31(4)(5)	1,000,000	897,733
Invitation Homes Trust
Series 2017-SFR2, Class E, 4.564%, (1 mo. USD LIBOR + 2.25%), 12/17/36(4)(5)	1,545,150	1,548,154
Series 2018-SFR1, Class E, 4.314%, (1 mo. USD LIBOR + 2.00%), 3/17/37(4)(5)	4,692,359	4,701,531
Series 2018-SFR2, Class E, 4.325%, (1 mo. USD LIBOR + 2.00%), 6/17/37(4)(5)	15,061,248	15,143,555
Series 2018-SFR3, Class E, 4.314%, (1 mo. USD LIBOR + 2.00%), 7/17/37(4)(5)	13,000,000	13,036,850
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 5.878%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(5)	3,500,000	3,501,374
Series 2015-17A, Class ER, 8.778%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(5)	5,000,000	4,909,696
Neuberger Berman CLO XIV, Ltd.
Series 2013-14A, Class ER, 8.706%, (3 mo. USD LIBOR + 6.45%), 1/28/30(4)(5)	1,750,000	1,638,942
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class ER, 8.363%, (3 mo. USD LIBOR + 6.06%), 10/17/30(4)(5)	2,000,000	1,855,782
Neuberger Berman Loan Advisers CLO 30, Ltd.
Series 2018-30A, Class E, 9.028%, (3 mo. USD LIBOR + 6.75%), 1/20/31(4)(5)	2,000,000	1,944,588
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 8.153%, (3 mo. USD LIBOR + 5.85%), 10/17/31(4)(5)	1,500,000	1,403,756
Series 2015-1A, Class DR2, 8.772%, (3 mo. USD LIBOR + 6.25%), 5/21/29(4)(5)	2,000,000	1,972,771

Security	Principal Amount	Value
Series 2015-2A, Class CR, 5.978%, (3 mo. USD LIBOR + 3.70%), 7/20/30(4)(5)	$5,000,000	$5,002,138
Series 2018-1A, Class D, 7.75%, (3 mo. USD LIBOR + 5.15%), 4/18/31(4)(5)	4,000,000	3,620,388
Series 2018-2A, Class D, 7.922%, (3 mo. USD LIBOR + 5.60%), 7/16/31(4)(5)	2,500,000	2,316,527
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 5.254%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(5)	9,000,000	9,023,522
Series 2018-GT2, Class A, 4.916%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(5)	7,272,000	7,305,466
Recette CLO, LLC
Series 2015-1A, Class F, 9.728%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(5)	2,000,000	1,937,600
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 8.588%, (3 mo. USD LIBOR + 6.00%), 4/17/30(4)(5)	3,000,000	2,861,569
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 8.253%, (3 mo. USD LIBOR + 5.95%), 7/15/31(4)(5)	3,000,000	2,737,465
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 8.53%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,878,512
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.776%, (3 mo. USD LIBOR + 6.50%), 10/25/31(4)(5)	2,000,000	1,919,904
Upland CLO, Ltd.
Series 2016-1A, Class DR, 8.178%, (3 mo. USD LIBOR + 5.90%), 4/20/31(4)(5)	2,000,000	1,856,223
Vibrant CLO IX, Ltd.
Series 2018-9A, Class D, 8.528%, (3 mo. USD LIBOR + 6.25%), 7/20/31(4)(5)	2,000,000	1,837,831
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.783%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(5)	5,000,000	4,688,798
Series 2014-1A, Class DR2, 8.30%, (3 mo. USD LIBOR + 6.00%), 4/18/31(4)(5)	2,000,000	1,867,962
Series 2015-3A, Class DR, 8.478%, (3 mo. USD LIBOR + 6.20%), 10/20/31(4)(5)	2,000,000	1,874,422
Series 2018-2A, Class E, 7.553%, (3 mo. USD LIBOR + 5.25%), 7/15/31(4)(5)	1,000,000	899,955
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.578%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(5)	2,000,000	1,819,984
Series 2017-1A, Class E, 8.72%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(5)	2,000,000	1,949,634

Total Asset-Backed Securities (identified cost $208,848,528)		$201,092,297

U.S. Government Guaranteed Small Business Administration Loans(8) — 4.8%

Security	Principal Amount	Value
0.66%, 3/15/30	$2,838,021	$62,519
0.73%, 7/15/31	3,297,082	80,895
0.93%, 5/15/42	1,668,545	61,597
0.98%, 4/15/32	1,604,179	52,413
1.31%, 4/15/42 to 7/15/42	8,622,216	464,207
1.34%, 9/15/41	1,953,037	97,951
1.38%, 6/15/41	3,207,375	160,016
1.48%, 4/15/34	1,209,125	65,728
1.49%, 7/15/36	1,175,985	58,874
1.56%, 3/16/42 to 7/15/42	4,253,938	259,936
1.59%, 8/28/36 to 10/21/36	4,520,774	244,266
1.61%, 12/15/41 to 7/15/42	12,357,189	791,668
1.63%, 9/15/41 to 6/15/42	3,446,375	219,641
1.68%, 4/15/41 to 5/15/42	4,426,756	300,462
1.73%, 10/15/33 to 11/21/41	3,098,615	195,559

Security	Principal Amount	Value
1.74%, 5/15/36	$3,732,144	$217,620
1.81%, 12/21/41 to 11/15/42	8,046,245	647,563
1.84%, 11/9/36 to 2/15/40	3,135,926	193,798
1.86%, 12/28/41 to 6/15/42	18,942,994	1,377,204
1.88%, 11/19/36 to 12/15/36	4,972,491	319,706
1.91%, 2/15/42 to 7/15/42	12,197,718	1,012,368
1.93%, 7/15/42	1,784,389	141,767
1.96%, 11/29/30 to 8/15/42	8,900,435	681,406
1.98%, 10/15/37	1,094,482	68,332
2.03%, 2/15/42 to 5/15/42	4,775,300	421,244
2.06%, 5/15/42 to 7/15/42	5,210,249	433,419
2.11%, 4/15/33 to 7/15/42	7,345,864	591,598
2.16%, 5/15/42 to 6/15/42	6,439,229	595,468
2.21%, 8/15/42	3,337,783	291,239
2.23%, 1/15/41 to 1/15/42	4,821,361	426,047
2.28%, 11/1/29	1,452,288	107,974
2.31%, 4/15/42 to 7/15/42	5,303,430	526,311
2.36%, 1/16/42 to 6/15/42	20,668,425	1,920,083
2.38%, 6/15/42	1,732,455	160,116
2.39%, 7/15/40	1,445,736	113,040
2.41%, 1/15/38 to 7/15/42	24,805,109	2,393,475
2.43%, 3/15/41 to 6/15/42	4,949,855	443,950
2.46%, 12/15/26 to 8/15/42	13,767,169	1,280,745
2.48%, 2/23/41	1,133,406	108,923
2.53%, 11/15/42	1,681,565	167,881
2.56%, 1/15/41 to 7/15/42	3,333,329	349,699
2.59%, 4/15/36	1,433,507	124,408
2.61%, 5/15/33 to 7/15/42	9,669,247	1,011,847
2.63%, 4/15/41	1,272,896	127,611
2.64%, 5/15/41	1,445,221	134,745
2.66%, 6/15/36 to 7/15/42	6,222,339	676,718
2.68%, 2/15/41 to 4/15/42	5,122,579	557,348
2.71%, 5/15/27 to 9/15/42	28,465,273	3,046,292
2.73%, 8/15/42	1,248,175	167,977
2.86%, 5/15/32 to 7/15/42	21,693,902	2,527,560
2.89%, 8/15/40	1,059,293	102,321
2.91%, 12/15/41 to 7/15/42	13,346,422	1,652,373
2.93%, 4/15/41 to 7/15/42	4,292,600	469,895
2.94%, 7/15/42	3,632,873	433,896
2.95%, 8/15/42	1,857,675	223,623
2.96%, 2/15/27 to 1/15/43	14,799,920	1,589,275
2.96%, 10/25/41 to 1/7/43(25)	43,525,384	5,334,404
2.96%, 1/15/42 to 3/15/43(25)	21,475,286	2,690,025
2.98%, 2/15/41 to 7/15/42	11,862,798	1,560,452
3.03%, 7/15/41 to 6/15/42	4,917,729	599,873
3.11%, 12/15/41 to 8/15/42	10,850,792	1,384,069
3.13%, 6/15/32	661,030	78,800
3.16%, 5/15/42 to 1/15/43	20,789,977	2,723,239
3.19%, 8/15/39	1,578,089	163,200
3.21%, 12/15/26 to 10/15/42	20,550,278	2,436,751
3.23%, 7/15/37 to 4/15/42	5,230,733	599,237
3.24%, 7/15/28 to 4/15/42	2,865,391	311,637

Security	Principal Amount		Value
3.28%, 6/21/26 to 7/15/42		$10,571,829	$1,254,567
3.36%, 3/15/42 to 7/15/42		5,532,803	744,023
3.41%, 4/15/42 to 12/15/42		6,014,304	867,676
3.43%, 11/7/39 to 2/15/42		3,591,757	484,308
3.46%, 2/15/27 to 8/15/42		18,390,011	2,203,883
3.48%, 5/15/36 to 7/15/42		5,845,135	879,740
3.53%, 6/15/26 to 8/15/42		3,776,860	399,643
3.61%, 5/15/32 to 6/15/42		14,455,842	2,149,804
3.64%, 2/15/41 to 12/15/41		4,702,144	669,550
3.66%, 5/15/42 to 7/15/42		12,717,425	2,032,272
3.68%, 11/15/31 to 5/15/42		6,835,151	984,719
3.71%, 1/15/24 to 8/15/42		35,667,532	4,266,890
3.73%, 12/15/36 to 2/15/41		4,978,154	640,037
3.78%, 11/15/26 to 6/15/42		10,074,577	1,206,439

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $64,913,419)			$67,617,835

Senior Floating-Rate Loans — 0.2%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Financial Services — 0.2%
Akbank T.A.S., Term Loan, 2.15%, (6 mo. EURIBOR + 2.15%), Maturing October 6, 2019(4)(10)	EUR	1,000	$1,103,859
Yapi ve Kredi Bankasi AS, Term Loan, 2.15%, (3 mo. EURIBOR + 2.15%), Maturing November 1, 2019(4)(10)	EUR	1,400	1,539,820

Total Senior Floating-Rate Loans (identified cost $2,673,152)			$2,643,679

Sovereign Loans — 0.1%

Borrower	Principal Amount (000’s omitted)		Value
Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 8.34%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(4)(11)		$1,584	$1,595,709

Total Sovereign Loans (identified cost $1,578,909)			$1,595,709

Foreign Government Bonds — 30.6%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Provincia de Buenos Aires, 6.50%, 2/15/23(12)	USD	1,250	$1,036,262
Provincia de Buenos Aires, 9.125%, 3/16/24(12)	USD	500	422,505
Provincia de Buenos Aires, 54.50%, (BADLAR + 3.75%), 4/12/25(4)(5)(12)	ARS	4,447	75,872

Total Argentina			$1,534,639

Security	Principal Amount (000’s omitted)		Value
Iceland — 2.6%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,137,440	$10,140,922
Republic of Iceland, 6.50%, 1/24/31	ISK	1,253,382	12,793,646
Republic of Iceland, 8.00%, 6/12/25	ISK	1,331,322	13,304,493

Total Iceland			$36,239,061

Indonesia — 3.2%
Indonesia Government Bond, 7.50%, 8/15/32	IDR	21,846,000	$1,543,029
Indonesia Government Bond, 7.50%, 5/15/38	IDR	225,000,000	15,623,350
Indonesia Government Bond, 8.25%, 5/15/36	IDR	369,229,000	27,703,370

Total Indonesia			$44,869,749

Japan — 6.3%
Japan Government CPI Linked Bond, 0.10%, 3/10/27(13)	JPY	6,630,260	$63,352,838
Japan Government CPI Linked Bond, 0.10%, 3/10/28(13)	JPY	2,628,392	25,187,046

Total Japan			$88,539,884

New Zealand — 6.0%
New Zealand Government Bond, 2.00%, 9/20/25(12)(13)	NZD	43,418	$31,447,460
New Zealand Government Bond, 2.50%, 9/20/35(12)(13)	NZD	607	507,741
New Zealand Government Bond, 3.00%, 9/20/30(12)(13)	NZD	62,827	52,415,373

Total New Zealand			$84,370,574

Peru — 3.0%
Peru Government Bond, 6.35%, 8/12/28	PEN	123,160	$42,769,754

Total Peru			$42,769,754

Serbia — 1.5%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$19,533,157
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	97,420	1,062,779

Total Serbia			$20,595,936

Sri Lanka — 0.6%
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	40,000	$230,092
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	29,000	170,990
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	351,000	2,080,712
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	707,045
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,313,427
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	462,094
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	66,264
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	453,000	2,766,451

Total Sri Lanka			$8,797,075

Thailand — 4.5%
Thailand Government Bond, 1.25%, 3/12/28(12)(13)	THB	999,129	$31,411,374
Thailand Government Bond, 3.30%, 6/17/38	THB	840,000	32,763,561

Total Thailand			$64,174,935

Ukraine — 2.8%
Ukraine Government Bond, 14.30%, 7/8/20	UAH	172,382	$6,706,984
Ukraine Government Bond, 16.00%, 8/11/21	UAH	238,050	9,441,708

Security	Principal Amount (000’s omitted)		Value
Ukraine Government International Bond, 0.00% to 5/31/21, 5/31/40(12)(14)	USD	4,975	$4,248,829
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	237,980	9,382,075
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	238,050	9,762,134

Total Ukraine			$39,541,730

Total Foreign Government Bonds (identified cost $410,457,441)			$431,433,337

Foreign Corporate Bonds — 3.7%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Generacion Mediterranea SA/Central Termica Roca SA, 15.00%, 5/5/23(5)(15)	USD	1,250	$1,250,000
Pampa Energia SA, 7.50%, 1/24/27(12)	USD	2,000	1,852,500
Telecom Argentina SA, 8.00%, 7/18/26(12)	USD	1,900	1,929,687
YPF SA, 51.625%, (BADLAR + 4.00%), 7/7/20(4)(12)	USD	1,250	447,585

Total Argentina			$5,479,772

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(12)	USD	1,900	$2,016,850

Total Belarus			$2,016,850

Brazil — 0.1%
Unigel Luxembourg SA, 10.50%, 1/22/24(12)	USD	1,100	$1,190,750

Total Brazil			$1,190,750

Bulgaria — 0.1%
Eurohold Bulgaria AD, 6.50%, 12/7/22(12)	EUR	1,200	$1,326,913

Total Bulgaria			$1,326,913

Canada — 0.1%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(12)	USD	1,500	$1,432,500

Total Canada			$1,432,500

Cayman Islands — 0.1%
HKN Energy, Ltd., 11.00%, 3/6/24	USD	1,000	$1,037,500

Total Cayman Islands			$1,037,500

China — 0.2%
CAR, Inc., 6.125%, 2/4/20(12)	USD	1,000	$1,000,000
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(12)	USD	500	498,265
KWG Group Holdings, Ltd., 6.00%, 9/15/22(12)	USD	550	545,915
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(12)	USD	500	510,315
Times China Holdings, Ltd., 6.25%, 1/17/21(12)	USD	500	503,500

Total China			$3,057,995

Colombia — 0.2%
Frontera Energy Corp., 9.70%, 6/25/23(12)	USD	2,000	$2,150,000
Gran Tierra Energy, Inc., 7.75%, 5/23/27(12)	USD	1,000	996,250

Total Colombia			$3,146,250

Security	Principal Amount (000’s omitted)		Value
El Salvador — 0.1%
AES El Salvador Trust II, 6.75%, 3/28/23(12)	USD	2,000	$1,982,520

Total El Salvador			$1,982,520

Georgia — 0.3%
JSC Georgia Capital, 6.125%, 3/9/24(12)	USD	1,650	$1,573,687
Silknet JSC, 11.00%, 4/2/24(12)	USD	1,930	2,052,381
TBC Bank JSC, 5.75%, 6/19/24(12)	USD	362	365,168

Total Georgia			$3,991,236

Iceland — 0.7%
Arion Banki HF, 6.00%, 4/12/24(12)	ISK	540,000	$4,701,135
Islandsbanki HF, 6.40%, 10/26/23	ISK	240,000	2,106,649
Landsbankinn HF, 5.00%, 11/23/23(12)	ISK	360,000	2,999,214
WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(4)(16)	EUR	900	100,626
WOW Air HF, 0.00% (16)(17)	EUR	20	2,214

Total Iceland			$9,909,838

Indonesia — 0.1%
Pertamina Persero PT, 5.25%, 5/23/21(12)	USD	1,000	$1,046,888

Total Indonesia			$1,046,888

Ireland — 0.1%
Aragvi Finance International DAC, 12.00%, 4/9/24(12)	USD	2,000	$2,065,000

Total Ireland			$2,065,000

Lebanon — 0.1%
BLOM Bank SAL, 7.50%, 5/4/23(12)	USD	800	$744,008

Total Lebanon			$744,008

Mexico — 0.2%
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26(12)	USD	1,730	$1,939,849
Grupo Kaltex SA de CV, 8.875%, 4/11/22(12)	USD	1,750	1,264,392

Total Mexico			$3,204,241

Netherlands — 0.1%
Metinvest BV, 7.75%, 4/23/23(12)	USD	1,600	$1,680,240

Total Netherlands			$1,680,240

Nigeria — 0.2%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(12)	USD	2,000	$2,145,000

Total Nigeria			$2,145,000

Panama — 0.1%
Promerica Financial Corp., 9.70%, 5/14/24(12)	USD	1,300	$1,371,513

Total Panama			$1,371,513

Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(12)	USD	1,364	$1,288,980

Total Saint Lucia			$1,288,980

Saudi Arabia — 0.1%
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(12)	USD	1,500	$1,537,470

Total Saudi Arabia			$1,537,470

Security	Principal Amount (000’s omitted)		Value
Spain — 0.1%
Atento Luxco 1 SA, 6.125%, 8/10/22(12)	USD	1,067	$1,087,801

Total Spain			$1,087,801

Ukraine — 0.1%
Kernel Holding SA, 8.75%, 1/31/22(12)	USD	1,500	$1,599,330

Total Ukraine			$1,599,330

Total Foreign Corporate Bonds (identified cost $52,862,585)			$52,342,595

Common Stocks — 0.3%

Security	Shares		Value
Iceland — 0.3%
Arion Banki HF(5)		2,497,017	$1,576,514
Eik Fasteignafelag HF		3,180,300	226,513
Eimskipafelag Islands HF		326,400	485,306
Hagar HF		1,349,100	479,605
Reginn HF(18)		1,843,700	336,691
Reitir Fasteignafelag HF		875,500	602,340
Siminn HF		13,623,900	510,289
Sjova-Almennar Tryggingar HF		1,663,744	249,453

Total Iceland			$4,466,711

Total Common Stocks (identified cost $6,203,464)			$4,466,711

Closed-End Funds — 3.2%

Security	Shares		Value
BlackRock Corporate High Yield Fund, Inc.		1,000,336	$10,643,575
BlackRock Multi-Sector Income Trust		675,742	11,724,124
Nuveen Global High Income Fund		456,000	7,077,120
PGIM Global High Yield Fund, Inc.		293,307	4,258,818
Wells Fargo Income Opportunities Fund		669,620	5,537,757
Western Asset High Income Opportunity Fund, Inc.		1,288,797	6,508,425

Total Closed-End Funds (identified cost $46,995,605)			$45,749,819

Other — 2.8%

Security	Principal Amount/ Shares		Value
Altair V Reinsurance(10)(18)(19)(20)		1,932	$67,615
Altair VI Reinsurance(10)(18)(19)(20)		1,000	809,000
Blue Lotus Re, Ltd.(10)(18)(19)(20)		6,000	6,476,400

Security	Principal Amount/ Shares		Value
Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(5)(10)(19)		$95,118	$297,053
Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(5)(10)(19)		$236,328	795,739
Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(5)(10)(19)		$500,000	534,750
Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(5)(10)(19)		$9,500,000	10,154,550
Mt. Logan Re, Ltd., Series 13 Preference Shares(10)(18)(19)(20)		2,000	1,416,499
Mt. Logan Re, Ltd., Special Investment Series 13(10)(18)(19)(20)		10,000	9,103,066
Sussex Capital, Ltd., Designated Investment Series 5(10)(18)(19)(20)		249	249,494
Sussex Capital, Ltd., Series 5 Preference Shares(10)(18)(19)(20)		6,000	5,935,336
Versutus Re, Ltd.(10)(18)(19)(20)		4,000	4,200,800

Total Other (identified cost $41,112,890)			$40,040,302

U.S. Treasury Obligations — 2.8%

Security	Principal Amount		Value
U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/24(21)		$38,785,606	$39,196,389

Total U.S. Treasury Obligations (identified cost $39,280,298)			$39,196,389

Short-Term Investments — 6.1%

Foreign Government Securities — 2.2%

Security	Principal Amount (000’s omitted)		Value
Egypt — 2.2%
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	200,525	$12,080,814
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	47,675	2,879,332
Egypt Treasury Bill, 0.00%, 8/27/19	EGP	258,600	15,568,675

Total Egypt			$30,528,821

Total Foreign Government Securities (identified cost $28,580,984)			$30,528,821

U.S. Treasury Obligations — 1.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/1/19(22)		$7,000	$7,000,000
U.S. Treasury Bill, 0.00%, 10/31/19		7,000	6,964,092

Total U.S. Treasury Obligations (identified cost $13,964,178)			$13,964,092

Other — 2.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(23)	40,969,526	$40,969,526

Total Other (identified cost $40,965,435)		$40,969,526

Total Short-Term Investments (identified cost $83,510,597)		$85,462,439

Total Purchased Options and Swaptions — 1.4% (identified cost $22,431,159)		$19,060,844

Total Investments — 91.8% (identified cost $1,337,446,174)		$1,293,192,280

Total Written Options — (0.0)%(24) (premiums received $158,824)		$(17,500)

Other Assets, Less Liabilities — 8.2%		$114,777,063

Net Assets — 100.0%		$1,407,951,843

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2019.

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $254,739,043 or 18.1% of the Portfolio’s net assets.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2019.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2019.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(12)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $169,411,022 or 12.0% of the Portfolio’s net assets.

(13)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(14)	Security converts to variable rate after the indicated fixed-rate coupon period.

(15)	When-issued security.

(16)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(17)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(18)	Non-income producing security.

(19)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(20)	Restricted security.

(21)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(22)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(23)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $900,259.

(24)	Amount is less than 0.05% or (0.05)%, as applicable.

(25)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2019 of all interest only securities comprising the certificate.

Purchased Interest Rate Swaptions — 1.2%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR Rate and receive 2.908%	Bank of America, N.A.	$40,000,000	1/31/28	$6,298,898
Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	2,483,201
Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR Rate and receive 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	5,067,520
Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR Rate and pay 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	2,848,648

Total				$16,698,267

Purchased Call Options — 0.2%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price/ Spread		Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Morgan Stanley & Co. International PLC	Not Applicable	USD	450,000,000	USD	0.45%	6/21/21	$582,008
Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR	14,761,847	EUR	3,100.00	5/3/22	1,763,069

Total								$2,345,077

Purchased Put Options — 0.0%(24)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
IMM Euro Futures 3/2020	2,800	USD	686,630,000	USD	97.25	3/16/20	$17,500

Total							$17,500

Written Put Options — (0.0)%(24)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
IMM Euro Futures 3/2020	2,800	USD	686,630,000	USD	96.88	3/16/20	$(17,500)

Total							$(17,500)

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
PHP	120,130,000	USD	2,289,717	8/7/19	$70,202
PHP	118,001,000	USD	2,252,142	8/7/19	65,953
EUR	5,295,000	USD	5,966,115	8/8/19	(101,734)
USD	4,027	EUR	3,574	8/8/19	69
USD	4,527,802	KRW	5,339,592,000	8/12/19	19,285
USD	5,094,815	KRW	6,007,042,000	8/12/19	22,732
PHP	610,639,000	USD	11,593,678	8/13/19	397,399
USD	1,346,711	PHP	71,140,000	8/13/19	(50,260)
USD	8,070,182	PHP	420,860,000	8/13/19	(194,217)
EUR	48,352	USD	55,704	8/15/19	(2,123)
TWD	19,931,686	USD	643,539	8/15/19	(2,635)
TWD	499,057,463	USD	16,116,824	8/15/19	(69,630)
USD	12,961,351	TWD	402,100,000	8/15/19	31,824
USD	12,420,659	TWD	385,500,000	8/15/19	24,905
USD	2,321,459	NZD	3,453,000	8/19/19	53,390
USD	2,173,204	NZD	3,231,530	8/19/19	50,606
USD	2,206,050	NZD	3,286,000	8/19/19	47,673
AUD	18,940,000	USD	13,117,086	8/22/19	(155,265)
NOK	154,333,840	USD	17,715,087	8/26/19	(277,211)
USD	4,789,478	NZD	7,148,000	8/26/19	93,685
USD	4,225,971	NZD	6,307,000	8/26/19	82,662
USD	1,957,865	NZD	2,922,427	8/26/19	38,012
USD	1,727,381	NZD	2,578,392	8/26/19	33,537

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
JPY	3,526,000,000	USD	32,310,474	8/29/19	$163,841
JPY	3,534,000,000	USD	32,910,237	8/29/19	(362,243)
USD	6,219,526	PEN	20,972,242	8/29/19	(121,767)
USD	36,397,767	EUR	32,069,930	8/30/19	817,210
USD	32,440,632	EUR	28,846,117	8/30/19	436,792
USD	28,043,008	EUR	25,096,211	8/30/19	199,568
PEN	45,755,311	USD	13,812,924	9/3/19	18,999
USD	8,509,038	NZD	12,746,000	9/3/19	134,278
USD	7,486,513	NZD	11,204,000	9/3/19	124,923
USD	7,455,589	NZD	11,168,000	9/3/19	117,654
USD	6,560,388	NZD	9,818,000	9/3/19	109,470
USD	7,533,764	PEN	24,783,069	9/3/19	41,792
USD	37,759,858	PEN	124,437,612	9/3/19	142,115
USD	3,293,859	KRW	3,882,966,000	9/5/19	22,535
USD	4,013,519	NZD	5,957,000	9/10/19	98,925
USD	4,013,519	NZD	5,957,000	9/10/19	98,925
USD	3,541,221	NZD	5,256,000	9/10/19	87,284
USD	3,541,221	NZD	5,256,000	9/10/19	87,284
IDR	39,053,104,444	USD	2,772,083	9/12/19	(17,778)
IDR	47,180,200,000	USD	3,348,726	9/12/19	(21,240)
USD	5,969,768	IDR	86,233,304,444	9/12/19	(112,023)
AUD	8,699,000	USD	6,125,302	9/17/19	(166,968)
AUD	10,439,000	USD	7,334,867	9/17/19	(184,730)
USD	1,927,992	NZD	2,872,000	9/17/19	40,417
USD	1,449,431	NZD	2,154,000	9/17/19	33,750
USD	1,216,847	NZD	1,811,000	9/17/19	26,597
JPY	2,239,576,500	USD	20,780,593	9/19/19	(120,242)
USD	90,405,346	JPY	9,743,210,151	9/19/19	523,110
USD	16,145,521	EUR	14,023,000	9/20/19	560,582
USD	2,954,641	EUR	2,581,780	9/20/19	85,291
USD	2,868,995	EUR	2,527,248	9/20/19	60,252
USD	1,029,978	EUR	900,000	9/20/19	29,732
USD	12,393,094	TWD	389,800,000	9/20/19	(150,473)
USD	8,728,089	NZD	12,931,000	9/25/19	228,047
USD	8,741,725	NZD	12,957,000	9/25/19	224,592
USD	473,134	NZD	700,967	9/25/19	12,362
USD	474,294	NZD	703,000	9/25/19	12,186
NOK	154,000,000	USD	18,111,787	9/26/19	(697,499)
USD	4,434,090	KRW	5,141,416,000	9/26/19	99,505
NZD	249,632	USD	163,753	10/3/19	366
NZD	705,342	USD	480,599	10/3/19	(16,878)
USD	12,357,557	NZD	18,136,339	10/3/19	433,979
USD	1,070,004	NZD	1,611,621	10/3/19	10,457
USD	1,877,624	NZD	2,862,331	10/3/19	(4,191)
AUD	11,590,024	USD	7,971,596	10/4/19	(29,033)
IDR	470,000,000,000	USD	32,837,281	10/7/19	189,562
IDR	41,332,265,881	USD	2,887,743	10/7/19	16,670
IDR	76,313,510,000	USD	5,397,377	10/7/19	(34,836)
USD	31,770,856	IDR	449,652,925,000	10/7/19	173,799
USD	5,413,073	IDR	76,313,510,000	10/7/19	50,532
USD	11,026,483	IDR	157,822,053,979	10/7/19	(63,653)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
USD	32,684,605	IDR	467,814,750,000	10/7/19	$(188,681)
USD	34,787,471	IDR	492,347,075,000	10/7/19	190,301
AUD	10,058,272	USD	7,092,993	10/17/19	(197,318)
AUD	10,439,000	USD	7,359,286	10/17/19	(202,595)
USD	2,410,102	NZD	3,585,000	10/21/19	52,452
USD	2,410,416	NZD	3,586,000	10/21/19	52,108
USD	4,396,359	NZD	6,552,000	10/29/19	86,894
USD	3,879,022	NZD	5,781,000	10/29/19	76,669
USD	3,196,504	NZD	4,766,000	10/29/19	61,749
USD	2,820,247	NZD	4,205,000	10/29/19	54,481
USD	6,543,795	ZAR	93,910,000	10/30/19	66,847
USD	5,046,628	ZAR	72,894,000	10/30/19	19,148
USD	16,241,197	EUR	14,257,607	1/22/20	233,723
USD	20,374,765	KRW	23,867,000,000	1/29/20	158,491
USD	13,162,283	KRW	15,416,982,034	1/29/20	103,502

					$4,156,459

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	140	USD	155	Standard Chartered Bank	8/1/19	$—	$(1)
EUR	140	USD	155	Standard Chartered Bank	8/1/19	—	(1)
USD	162	EUR	140	Standard Chartered Bank	8/1/19	7	—
USD	155	EUR	140	Standard Chartered Bank	8/1/19	1	—
SEK	262,162,000	USD	28,033,715	JPMorgan Chase Bank, N.A.	8/2/19	—	(898,303)
USD	27,427,652	SEK	262,162,000	Goldman Sachs International	8/2/19	292,240	—
PHP	224,070,000	USD	4,248,981	Goldman Sachs International	8/13/19	151,066	—
TWD	1,048,210,851	USD	33,845,602	Standard Chartered Bank	8/15/19	—	(140,379)
IDR	394,255,000,000	USD	28,000,224	Standard Chartered Bank	8/16/19	1,711	—
ARS	400,500	USD	9,079	Citibank, N.A.	8/20/19	—	(173)
USD	95,507	ARS	4,178,449	BNP Paribas	8/20/19	2,597	—
RSD	5,719,991	EUR	48,499	JPMorgan Chase Bank, N.A.	8/22/19	7	—
USD	1,571,229	TRY	9,000,000	Standard Chartered Bank	8/22/19	—	(27,871)
CNH	165,000,000	USD	24,053,390	Barclays Bank PLC	8/27/19	—	(174,897)
USD	23,780,356	CNH	165,000,000	Barclays Bank PLC	8/27/19	—	(98,136)
SEK	171,000,000	EUR	16,254,059	State Street Bank and Trust Company	8/29/19	—	(296,511)
SEK	262,162,000	USD	27,482,261	Goldman Sachs International	8/29/19	—	(291,901)
TRY	6,800,000	USD	1,161,684	Bank of America, N.A.	8/29/19	43,168	—
USD	1,067,843	TRY	6,800,000	Bank of America, N.A.	8/29/19	—	(137,009)
USD	2,557,907	EUR	2,287,550	Goldman Sachs International	9/6/19	18,506	—
USD	1,352,760	EUR	1,209,781	Goldman Sachs International	9/6/19	9,787	—
THB	650,439,515	USD	20,768,871	Standard Chartered Bank	9/13/19	401,248	—
USD	6,808,647	THB	213,233,196	Standard Chartered Bank	9/13/19	—	(131,541)
USD	44,221,474	THB	1,384,928,135	Standard Chartered Bank	9/13/19	—	(854,345)
USD	12,395,459	TWD	389,800,000	UBS AG	9/20/19	—	(148,108)
USD	5,556,382	KRW	6,425,400,000	UBS AG	9/26/19	139,305	—
THB	1,997,000	USD	64,841	Standard Chartered Bank	9/30/19	184	—
THB	1,997,000	USD	64,849	Standard Chartered Bank	9/30/19	176	—
THB	1,198,000	USD	38,883	Standard Chartered Bank	9/30/19	125	—
THB	766,000	USD	24,935	Standard Chartered Bank	9/30/19	7	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,924,234	THB	58,959,000	Standard Chartered Bank	9/30/19	$4,466	$—
USD	642,475	THB	19,737,000	Standard Chartered Bank	9/30/19	—	(183)
USD	2,879,404	THB	88,438,000	Standard Chartered Bank	9/30/19	—	(233)
USD	1,002,369	THB	30,883,000	Standard Chartered Bank	9/30/19	—	(3,214)
USD	1,671,394	THB	51,471,000	Standard Chartered Bank	9/30/19	—	(4,557)
USD	1,671,218	THB	51,471,000	Standard Chartered Bank	9/30/19	—	(4,733)
USD	1,914,842	THB	58,958,000	Standard Chartered Bank	9/30/19	—	(4,893)
USD	2,393,550	THB	73,698,000	Standard Chartered Bank	9/30/19	—	(6,136)
USD	2,425,857	THB	74,717,000	Standard Chartered Bank	9/30/19	—	(7,009)
USD	2,569,237	ZAR	37,173,000	UBS AG	10/30/19	5,425	—
USD	5,231,463	ZAR	75,388,000	Standard Chartered Bank	11/29/19	51,133	—
USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(349,865)
USD	11,881,604	OMR	4,666,500	BNP Paribas	4/8/21	—	(43,677)
USD	11,896,188	OMR	4,664,971	Standard Chartered Bank	4/26/21	—	(18,862)
USD	8,234,546	OMR	3,237,000	BNP Paribas	7/6/21	—	(15,984)
USD	5,188,295	OMR	2,039,000	BNP Paribas	7/12/21	—	(7,831)
USD	961,832	OMR	378,000	BNP Paribas	7/19/21	—	(1,254)

						$1,121,159	$(3,667,607)

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date(1)	Notional Amount (000’s omitted)	Value/ Unrealized Appreciation (Depreciation)
Straddle swaption on floating rate (3-month USD-LIBOR) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$(794,002)

				$(794,002)

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	79	Long	9/20/19	$11,780,085	$338,910
Interest Rate Futures
CME 90-Day Eurodollar	4,723	Short	6/15/20	(1,159,378,425)	(9,779,263)
Japan 10-Year Bond	68	Short	9/12/19	(96,133,836)	(175,016)
U.S. 5-Year Treasury Note	52	Long	9/30/19	6,112,844	35,344

					$(9,580,025)

CME: Chicago Mercantile Exchange.

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(312,682)
EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(330,277)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(338,801)
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(1,586,221)
EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	684,406
EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	692,266
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	709,956
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	3,409,472
USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.89% (pays upon termination)	7/16/24	(85,286)
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	689,227
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	(1,046,234)
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(55,079)
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(64,465)
USD	8,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(1,076,721)
USD	13,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	1/9/49	(223,303)

							$1,066,258

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$(156,658)
BNP Paribas	USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	270,378
Goldman Sachs International	USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	37,171
Goldman Sachs International	USD	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	237,416

								$388,307

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	6,531	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.02% (pays upon termination)	1/2/25	$124,579	$—	$124,579
CNY	50,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	113,596	—	113,596
CNY	152,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	340,787	—	340,787
CNY	50,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	114,417	—	114,417
CNY	81,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	184,427	—	184,427
CNY	276,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.02% (pays quarterly)	5/15/24	376,820	—	376,820
CNY	21,530	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	9,896	—	9,896
CNY	16,148	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	7,753	—	7,753
CNY	16,147	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	7,972	—	7,972
CNY	32,296	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	15,945	—	15,945
CNY	8,074	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	4,124	—	4,124
CNY	24,760	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	12,646	—	12,646
CNY	10,765	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	3,024	—	3,024
CNY	199,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	147,119	—	147,119
CNY	155,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	116,384	—	116,384

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	126,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	$99,134	$—	$99,134
CNY	66,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	56,298	—	56,298
CNY	21,040	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	54,739	—	54,739
CNY	73,660	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	191,639	—	191,639
CNY	412,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/27/24	96,259	—	96,259
HUF	2,125,500	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(384,477)	—	(384,477)
HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(371,056)	—	(371,056)
HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(325,827)	—	(325,827)
HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(138,615)	—	(138,615)
HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(135,907)	—	(135,907)
HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(168,428)	—	(168,428)
HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(405,710)	—	(405,710)
HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(187,414)	—	(187,414)
HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(76,633)	—	(76,633)
HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(115,465)	—	(115,465)
HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(84,635)	—	(84,635)
HUF	1,547,321	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(435,947)	—	(435,947)
HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(80,455)	—	(80,455)
HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(77,662)	—	(77,662)
HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(218,269)	—	(218,269)
JPY	1,363,900	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	(1,740,544)	—	(1,740,544)
JPY	456,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(703,083)	—	(703,083)
MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	2,864,630	—	2,864,630
NZD	65,710	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(6,578,662)	—	(6,578,662)
NZD	5,220	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(283,152)	—	(283,152)
NZD	6,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(355,581)	—	(355,581)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	30,010	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	$162,069	$—	$162,069
PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	194,442	—	194,442
PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	77,018	—	77,018
PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	296,206	—	296,206
PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	114,563	—	114,563
PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	166,951	—	166,951
PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	112,935	—	112,935
PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	137,009	—	137,009
PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	55,603	—	55,603
PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	87,359	—	87,359
PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	62,764	—	62,764
PLN	22,905	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	324,357	—	324,357
PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	61,127	—	61,127
PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	57,904	—	57,904
PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	163,427	—	163,427
SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	433,323	—	433,323
SGD	9,630	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	231,375	—	231,375
SGD	10,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	240,265	—	240,265
SGD	15,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	360,397	—	360,397
SGD	25,150	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	323,811	—	323,811
SGD	26,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	341,368	—	341,368
USD	133,500	Pays	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	1/8/21	1,155,426	—	1,155,426
USD	342,000	Pays	3-month USD-LIBOR (pays quarterly)	2.57% (pays semi-annually)	3/14/21	5,337,531	—	5,337,531
USD	229,000	Pays	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	3/18/21	3,652,331	—	3,652,331
USD	132,000	Pays	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	3/12/24	4,902,588	—	4,902,588
USD	68,000	Pays	3-month USD-LIBOR (pays quarterly)	2.42% (pays semi-annually)	4/24/24	2,283,208	—	2,283,208

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	80,000	Pays	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	6/27/24	$(443,492)	$—	$(443,492)
USD	40,459	Pays	3-month USD-LIBOR (pays quarterly)	1.86% (pays semi-annually)	7/16/24	80,622	—	80,622
USD	21,000	Receives	3-month USD-LIBOR (pays quarterly)	2.65% (pays semi-annually)	1/8/29	(1,316,435)	—	(1,316,435)
USD	45,000	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	3/18/29	(3,095,674)	—	(3,095,674)
USD	53,000	Pays	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	5/17/29	1,857,272	—	1,857,272
USD	100,000	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	9/21/45	(12,974,383)	—	(12,974,383)
USD	100,000	Pays	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	9/21/45	12,990,185	—	12,990,185
USD	45,000	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	10/28/45	(3,271,739)	—	(3,271,739)
USD	55,000	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	10/28/45	(3,998,792)	—	(3,998,792)
USD	45,000	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	10/28/45	3,345,461	—	3,345,461
USD	55,000	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	10/28/45	4,088,897	—	4,088,897
USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	(892,582)	(105,525)	(998,107)
USD	1,000	Pays	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	3/21/48	77,076	119,163	196,239
USD	3,250	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	12/21/48	(533,332)	—	(533,332)
USD	4,570	Receives	3-month USD-LIBOR (pays quarterly)	2.60% (pays semi-annually)	3/27/49	(462,208)	36,061	(426,147)
USD	4,500	Receives	3-month USD-LIBOR (pays quarterly)	2.67% (pays semi-annually)	4/8/49	(521,953)	—	(521,953)
USD	21,875	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	5/17/49	(1,782,129)	—	(1,782,129)
USD	7,500	Receives	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	6/4/49	(271,644)	—	(271,644)
USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	6/11/55	(191,980)	—	(191,980)
USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	7/27/55	(327,818)	—	(327,818)
ZAR	191,710	Receives	3-month ZAR JIBAR (pays quarterly)	7.12% (pays quarterly)	7/29/24	(17,197)	—	(17,197)

Total						$5,748,178	$49,699	$5,797,877

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	25,420	Pays	3-month MYR KLIBOR (pays quarterly)	3.38% (pays quarterly)	5/30/24	$15,589

Total							$15,589

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$117,590	1.00 (pays quarterly	% )(1)	6/20/24	$(3,008,384)	$1,766,375	$(1,242,009)

					$(3,008,384)	$1,766,375	$(1,242,009)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$36,000	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	12/20/19	$624,226
Citibank, N.A.	11,700	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	9/20/19	98,878
Goldman Sachs International	56,400	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	9/20/19	532,650

					$1,255,754

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	15.68% on TRY 9,000,000 (pays annually) plus USD 1,594,218	3-month USD-LIBOR on USD 1,594,218 (pays quarterly) plus TRY 9,000,000	7/23/24	$84,829

				$84,829

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:

BADLAR	-	Buenos Aires Deposits of Large Amount Rate

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

EGP	-	Egyptian Pound

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UAH	-	Ukrainian Hryvnia

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2019 were $2,555,166 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At July 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swaps to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index options and futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps, total return swaps, options contracts and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps (centrally cleared)	$—	$(3,008,384)

Total		$—	$(3,008,384)

Equity Price	Financial futures contracts	$338,910	$—
Equity Price	Purchased options	1,763,069	—

Total		$2,101,979	$—

Foreign Exchange	Forward foreign currency exchange contracts	$1,121,159	$(3,667,607)
Foreign Exchange	Forward foreign currency exchange contracts (centrally cleared)	7,701,682	(3,545,223)
Foreign Exchange	Purchased options	17,500	—
Foreign Exchange	Written options	—	(17,500)

Total		$8,840,341	$(7,230,330)

Interest Rate	Cross-currency swaps	$84,829	$—
Interest Rate	Financial futures contracts	35,344	(9,954,279)
Interest Rate	Forward volatility agreements	—	(794,002)
Interest Rate	Inflation swaps	544,965	(156,658)
Interest Rate	Inflation swaps (centrally cleared)	6,185,327	(5,119,069)
Interest Rate	Interest rate swaps	15,589	—
Interest Rate	Interest rate swaps (centrally cleared)	48,717,058	(42,968,880)
Interest Rate	Purchased interest rate swaptions	16,698,267	—
Interest Rate	Purchased options	582,008	—
Interest Rate	Total return swaps	1,255,754	—

Total		$74,119,141	$(58,992,888)

Restricted Securities

At July 31, 2019, the Portfolio owned the following securities (representing 2.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Other
Altair V Reinsurance	12/22/16	1,932	$1,931,845	$67,615
Altair VI Reinsurance	12/29/17	1,000	2,849,599	809,000
Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,476,400
Mt. Logan Re, Ltd., Series 13 Preference Shares	1/22/19	2,000	1,811,255	1,416,499
Mt. Logan Re, Ltd., Special Investment Series 13	1/2/18	10,000	8,188,745	9,103,066
Sussex Capital, Ltd., Designated Investment Series 5	5/31/19	249	—	249,494
Sussex Capital, Ltd., Series 5 Preference Shares	12/17/18	6,000	6,000,000	5,935,336
Versutus Re, Ltd.	12/17/18	4,000	4,000,000	4,200,000

Total Restricted Securities			$30,781,444	$28,257,410

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Collateralized Mortgage Obligations	$—	$272,138,401		$—	$272,138,401
Mortgage Pass-Throughs	—	6,335,699		—	6,335,699
Commercial Mortgage-Backed Securities	—	24,016,224		—	24,016,224
Asset-Backed Securities	—	201,092,297		—	201,092,297
U.S. Government Guaranteed Small Business Administration Loans	—	67,617,835		—	67,617,835
Senior Floating-Rate Loans	—	—		2,643,679	2,643,679
Sovereign Loans	—	1,595,709		—	1,595,709
Foreign Government Bonds	—	431,433,337		—	431,433,337
Foreign Corporate Bonds	—	52,342,595		—	52,342,595
Common Stocks	—	4,466,711	*	—	4,466,711
Closed-End Funds	45,749,819	—		—	45,749,819
Other	—	—		40,040,302	40,040,302
U.S. Treasury Obligations	—	39,196,389		—	39,196,389
Short-Term Investments —
Foreign Government Securities	—	30,528,821		—	30,528,821
U.S. Treasury Obligations	—	13,964,092		—	13,964,092
Other	—	40,969,526		—	40,969,526
Purchased Interest Rate Swaptions	—	16,698,267		—	16,698,267
Purchased Call Options	—	2,345,077		—	2,345,077
Purchased Put Options	17,500	—		—	17,500
Total Investments	$45,767,319	$1,204,740,980		$42,683,981	$1,293,192,280
Forward Foreign Currency Exchange Contracts	$—	$8,822,841		$—	$8,822,841
Futures Contracts	374,254	—		—	374,254
Swap Contracts	—	56,803,522		—	56,803,522
Total	$46,141,573	$1,270,367,343		$42,683,981	$1,359,192,897

Liability Description
Written Put Options	$(17,500)	$—	$—	$(17,500)
Forward Foreign Currency Exchange Contracts	—	(7,212,830)	—	(7,212,830)
Forward Volatility Agreements	—	(794,002)	—	(794,002)
Futures Contracts	(9,954,279)	—	—	(9,954,279)
Swap Contracts	—	(51,252,991)	—	(51,252,991)
Total	$(9,971,779)	$(59,259,823)	$—	$(69,231,602)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Loans	Investments in Other	Total
Balance as of October 31, 2018	$—	$34,487,429	$34,487,429
Realized gains (losses)	—	(574,114)	(574,114)
Change in net unrealized appreciation (depreciation)	(206,474)	(155,734)	(362,208)
Cost of purchases	1,087,465	20,000,000	21,087,465
Proceeds from sales, including return of capital	—	(13,717,279)	(13,717,279)
Accrued discount (premium)	269,687	—	269,687
Transfers to Level 3(1)	1,493,001	—	1,493,001
Transfers from Level 3(1)	—	—	—

Balance as of July 31, 2019	$2,643,679	$40,040,302	$42,683,981

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2019	$(206,474)	$(981,492)	$(1,187,966)

(1)

Transfers are reflected at the value of the securities at the beginning of the period. An investment was transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.